Transactions With Directors and Other Key Management Personnel - Summary of Remuneration of the Directors and Other Key Management Personnel (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Remuneration Of Directors And Other Key Management Personnel [abstract]
Salaries and fees	£ 4,406,908	£ 3,604,999	£ 4,694,260
Performance-related payments	3,685,464	2,330,000	2,607,407
Other fixed remuneration (pension and other allowances & non-cash benefits)	1,580,321	635,493	1,002,320
Expenses	96,358	120,302	115,382
Total remuneration	9,769,051	6,690,794	8,419,369
Short-term employee benefits	24,642,085	24,757,161	19,950,608
Post-employment benefits	2,292,857	1,918,144	1,825,688
Share-based payments			400,948
Total compensation	£ 26,934,942	£ 26,675,305	£ 22,177,244